Note 8. Goodwill and Intangible Assets (Changes in Goodwill) (Details) (Solar Energy [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Solar Energy [Member]
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments	$ (0.2)
Goodwill [Roll Forward]
Goodwill	25.3	0
Goodwill acquired	48.3	25.3
Goodwill	$ 73.4	$ 25.3